SIGNIFICANT ACCOUNTING POLICIES (Details Textual) $ in Millions	1 Months Ended	12 Months Ended				13 Months Ended
	Dec. 30, 2015	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 30, 2016	Oct. 31, 2016	Dec. 18, 2012
Proportion of ownership interests held by non-controlling interests				49.00%
Profit (loss), attributable to non-controlling interests		$ 139,173,000,000		$ 89,619,000,000	$ 90,008,000,000
Non-controlling interests		$ 1,316,586,000,000		1,209,397,000,000
Percentage of voting equity interests acquired							50.00%
Dividends received from associates, classified as investing activities					30,320,000,000
Probability of default, significant unobservable inputs, assets		100.00%	100.00%
Description of material leasing arrangements by lessee classified as operating lease		⋅ The agreement indicates that the lessee has the option to purchase the asset at a price that is expected to be equal to or less than 10.00% of the fair value of the asset upon termination of the lease.⋅ The term of the lease covers most of the economic life of the asset when the minimum lease term represents 75.00% or more of the economic life of the leased asset.⋅ At the inception of the lease, the present value of the minimum lease payments amounts to at least 90.00% of the fair value of the leased asset.	⋅ The agreement indicates that the lessee has the option to purchase the asset at a price that is expected to be equal to or less than 10.00% of the fair value of the asset upon termination of the lease.⋅ The term of the lease covers most of the economic life of the asset when the minimum lease term represents 75.00% or more of the economic life of the leased asset.⋅ At the inception of the lease, the present value of the minimum lease payments amounts to at least 90.00% of the fair value of the leased asset.
Minimum Amount of Loans to Be Individually Assessed		$ 5,000,000,000	$ 1.5
Preferred dividend as percentage of the subscription price		1.00%	1.00%
Effective interest rate of financial instruments		10.00%
Bottom of range [member]
Intangible Assets With Useful Life		1 year	1 year
Top of range [member]
Intangible Assets With Useful Life		10 years	10 years
Banistmo [Member]
Assets (liabilities)		$ 6,872,171
Bancolombia Panama [Member]
Assets (liabilities)				6,360,729
Capital reserve		$ 616,814		$ 523,376
CP Colombia Inmobiliario S.A. [Member]
Proportion of ownership interest in subsidiary		36.53%	36.53%	37.45%
Profit (loss), attributable to non-controlling interests		$ 96,179		$ 23,701	69,074
Non-controlling interests		$ 602,548		$ 507,115	$ 442,314
Grupo Agromercantil Holding S.A. [Member]
Proportion of ownership interests held by non-controlling interests	40.00%					40.00%
Proportion of ownership interest in subsidiary		60.00%	60.00%	60.00%	60.00%
Percentage of voting equity interests acquired	60.00%							40.00%
Dividends received from associates, classified as investing activities		$ 39,482		$ 46,416	$ 33,403